Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
OPERATING ACTIVITIES
Net income	$ 12,026	$ 11,539	$ 14,350
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	2,462	2,420	1,870
Amortization of intangible assets	11,996	11,471	6,929
Write-off of redundant assets (Note 8)		417
Amortization of deferred compensation	11	8	38
Stock-based compensation expense	1,213	1,076	3,371
Gain on sale of investment in affiliate (Note 7)		(20)
Loss from investment in affiliate (Note 7)		19
Deferred income taxes	1,926	(3,883)	(8,480)
Deferred tax charge	196	196	197
Accounts receivable
Trade	(460)	2,748	788
Other	(822)	106	219
Prepaid expenses and other	(619)	51	364
Inventory	75
Accounts payable	(1,065)	(275)	478
Accrued liabilities	(1,682)	(3,088)	(3,253)
Income taxes payable	99	(1,733)	1,665
Deferred revenue	(1,430)	(1,163)	(2,001)
Cash provided by operating activities	23,926	19,889	16,535
INVESTING ACTIVITIES
Maturities of short-term investments		5,071	40,501
Purchase of short-term investments			(35,362)
Additions to capital assets	(4,734)	(1,656)	(1,626)
Proceeds from the sale of investment in affiliate (Note 7)		487
Acquisition of subsidiaries, net of cash acquired and bank indebtedness assumed	(21,281)	(44,989)	(14,964)
Acquisition-related costs			(58)
Cash used in investing activities	(26,015)	(41,087)	(11,509)
FINANCING ACTIVITIES
Issuance of common shares for cash, net of issue costs	1,775	1,133	40,293
Repayment of other liabilities	(4,342)	(358)
Cash (used in) provided by financing activities	(2,567)	775	40,293
Effect of foreign exchange rate changes on cash and cash equivalents	559	513	(3,187)
(Decrease) increase in cash and cash equivalents	(4,097)	(19,910)	42,132
Cash and cash equivalents, beginning of year	69,644	89,554	47,422
Cash and cash equivalents, end of year	65,547	69,644	89,554
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	9	21
Cash paid during the year for income taxes	$ 727	$ 1,319	$ 709